Investments - Schedule of Equity Securities with Readily Determinable Fair Values (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Investments - Schedule of Equity Securities with Readily Determinable Fair Values (Details) [Line Items]
Total net gains (losses) recognized	¥ (11,163,213)	$ (1,529,354)	¥ 9,966,512	¥ (15,126,672)
Less: Net realized gains on equity securities sold
Net unrealized gains (losses) recognized on equity securities held	¥ (11,163,213)	$ (1,529,354)	¥ 9,966,512	¥ (15,126,672)